Related Party Transactions - Schedule of Due from Related Parties (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Due from related parties	€ 10,443,887	€ 246,220
Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties		250
Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties
Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	10,443,887	245,970
Credits pending collection [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	35,118	16,908
Credits pending collection [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties
Credits pending collection [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties
Credits pending collection [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	35,118	16,908
Long-term investment [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	291,810	112,725
Long-term investment [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties
Long-term investment [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties
Long-term investment [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	291,810	112,725
Trade receivables [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	10,116,959	116,587
Trade receivables [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties		250
Trade receivables [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due from related parties
Trade receivables [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	€ 10,116,959	€ 116,337